SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash	$ 2,125,656		$ 3,027,033	$ 2,886,189
Stock options	2,410,000	111,111	2,290,000	0
Depreciation expense	$ 9,681	$ 26	$ 10,374	$ 26
Deferred rental income	$ 7,254		$ 12,769
Useful Life of patents and other technologies	5 years		5 years
Impairment loss			$ (1,321,338)
Intangible assets acquired			1,583,260
Due to related parties	$ 450,000		$ 450,000	97,150
Shipping and Handling Costs	$ 25	0
Reverse split ratio	1:4		1:4
Real property operating [Member]
Depreciation expense	$ 31,805	$ 0	$ 84,814
PRC [Member]
Cash	1,251,993		1,327,009	2,525,630
United States [Member]
Cash	$ 873,663		$ 1,700,024	$ 360,559
Beijing GenExosome | Dr. Yu Zhou
Equity interests ownership percentage			40.00%